Financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1 | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
liabilities measured at fair value	$ 0
Level 1 | Fuel derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
liabilities measured at fair value	0	$ 0
Level 1 | Gold stream obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
liabilities measured at fair value	0	0
Level 1 | Long-term investments (Note 8)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	286,066	76,717
Level 1 | Short-term investments (Note 6)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	4,868	11,565
Level 1 | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		0
Level 2 | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
liabilities measured at fair value	(233,821)
Level 2 | Fuel derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
liabilities measured at fair value	(4,415)	(2,259)
Level 2 | Gold stream obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
liabilities measured at fair value	0	0
Level 2 | Long-term investments (Note 8)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 2 | Short-term investments (Note 6)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 2 | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		111
Level 3 | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
liabilities measured at fair value	0
Level 3 | Fuel derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
liabilities measured at fair value	0	0
Level 3 | Gold stream obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
liabilities measured at fair value	(282,731)	(166,425)
Level 3 | Long-term investments (Note 8)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 3 | Short-term investments (Note 6)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 0	0
Level 3 | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		$ 0